Commitments and Contingent Liabilities - Additional Information (Detail) $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2015 USD ($)	Jul. 31, 2014 USD ($)	Sep. 30, 2013 USD ($)	Mar. 31, 2016 USD ($) Plaintiff	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Commitments And Contingent Liabilities [Line Items]
Rent expenses				$ 2,442	$ 2,576	$ 3,245
Aggregate contingent liability to the Office of the Chief Scientist				11,919	11,624
Royalty payments to the Office of the Chief Scientist				$ 86	$ 38	$ 0
Certification notice letter				the Company received from Perrigo Israel Pharmaceuticals Ltd. (“Perrigo”) two Paragraph IV certification notice letters indicating that Perrigo had submitted to the FDA an ANDA seeking approval to manufacture and sell a generic version of Topicort® topical spray prior to expiration of the Company’s U.S. Patent Nos. 8,277,780 (the “’780 Patent”), expiring on April 23, 2028 and 8,1715,624 (the “624 Patent”), expiring on May 26, 2026, and prior to the expiration of U.S. Patent No. 5,990,100 (the “’100 Patent”), expiring March 24, 2018, to which the Company has a license.
Number of actions brought against various pharmaceutical | Plaintiff				2
Percent of the weighted-average of the average manufacturer prices				175.00%
Special collective bargaining agreement date				Jan. 23, 2013
Collective Bargaining Arrangements [Member]
Commitments And Contingent Liabilities [Line Items]
Employees Committee Agreement term				5 years
Employees Committee Agreement renewal term				2 years
Louisiana [Member]
Commitments And Contingent Liabilities [Line Items]
Settlement amount			$ 6,100
Texas [Member]
Commitments And Contingent Liabilities [Line Items]
Settlement amount		$ 19,800
Utah [Member]
Commitments And Contingent Liabilities [Line Items]
Settlement amount	$ 1,500
624 Patent [Member]
Commitments And Contingent Liabilities [Line Items]
Patent expiration date				May 26, 2026
780 Patent [Member]
Commitments And Contingent Liabilities [Line Items]
Patent expiration date				Apr. 23, 2028
100 Patent [Member]
Commitments And Contingent Liabilities [Line Items]
Patent expiration date				Mar. 24, 2018
Minimum [Member]
Commitments And Contingent Liabilities [Line Items]
Percentage of royalty payments to the government of Israel				3.00%
Maximum [Member]
Commitments And Contingent Liabilities [Line Items]
Percentage of royalty payments to the government of Israel				3.50%